Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Property and Equipment, Net [Line Items]
Total property and equipment, gross	$ 359	$ 167
Less - accumulated depreciation	(144)	(79)
Total property and equipment, net	215	88
Computers [Member]
Schedule of Property and Equipment, Net [Line Items]
Total property and equipment, gross	12	10
Furniture and office equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Total property and equipment, gross	14	14
Drones [Member]
Schedule of Property and Equipment, Net [Line Items]
Total property and equipment, gross	234	52
Vehicles [Member]
Schedule of Property and Equipment, Net [Line Items]
Total property and equipment, gross	33	25
Leasehold improvements [Member]
Schedule of Property and Equipment, Net [Line Items]
Total property and equipment, gross	$ 66	$ 66